Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Other-than-temporary Impairment Loss, Debt Securities, Held-to-maturity, before Tax, Total	$ 0		$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0		0
Net Cash Provided by (Used in) Investing Activities, Total			(110,112)
Net Cash Provided by (Used in) Financing Activities, Total			107,042
Consolidation of Mortgage Loans and Bonds Payable Held in Variable Interest Entities			3,179,620
Loans and Leases Receivable, Net Amount, Total	36,527		36,527
Long-term Debt, Total	947,151		$ 947,151
OP [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			50.28%
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%
Loans and Leases Receivable, Net Amount, Total	5,094,579		$ 5,094,579
Long-term Debt, Total	$ 4,825,943		$ 4,825,943
Variable Interest Entity, Primary Beneficiary [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Net Cash Provided by (Used in) Investing Activities, Total		$ 28,200
Net Cash Provided by (Used in) Financing Activities, Total		28,200
Consolidation of Mortgage Loans and Bonds Payable Held in Variable Interest Entities		48,000
Loans and Leases Receivable, Net Amount, Total		48,000
Long-term Debt, Total		$ 48,000
CMBS B-Pieces [Member]
Financing Receivable, Number of Payment Deferrals	2		2
Financing Receivable, Deferred Payments, Percentage of Consolidated Unpaid Principal Balance Outstanding	0.80%		0.80%
SFR Loans [Member]
Financing Receivable, Number of Payment Deferrals	9		9